Item 1. Report to Shareholders

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

                6 Months       Year
                   Ended      Ended
                 6/30/04    12/31/03  12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period       $  29.39    $  21.94  $  22.66   $  19.14   $  17.62   $  18.97

Investment
activities

  Net investment
  income (loss)     0.08        0.12      0.15       0.17       0.21       0.17

  Net realized
  and unrealized
  gain (loss)       2.99        7.86     (0.56)      4.00       3.19          -

  Total from
  investment
  activities        3.07        7.98     (0.41)      4.17       3.40       0.17

Distributions

  Net investment
  income               -       (0.12)    (0.14)     (0.17)     (0.20)     (0.17)

  Net realized gain    -       (0.41)    (0.18)     (0.48)     (1.68)     (1.35)

  Total
  distributions        -       (0.53)    (0.32)     (0.65)     (1.88)     (1.52)

  Redemption fees
  added to
  paid-in-capital      -           -      0.01          -          -          -

NET ASSET VALUE

End of period   $  32.46    $  29.39  $  21.94   $  22.66   $  19.14   $  17.62
                ----------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^     10.45%      36.43%   (1.76)%     21.94%     19.77%       1.19%

Ratio of
total expenses
to average
net assets         0.86%!      0.88%     0.89%      0.89%      0.90%       0.92%

Ratio of net
investment income
(loss) to average
net assets         0.55%!      0.48%     0.66%      0.88%      1.06%       0.84%

Portfolio
turnover rate       9.4%!      10.3%     12.2%      16.8%      14.4%        7.3%

Net assets,
end of period
(in millions)   $  3,773    $  3,287  $  2,395   $  2,012   $  1,361    $  1,262

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                            6 Months      Year                          3/31/00
                               Ended     Ended                          Through
                             6/30/04  12/31/03   12/31/02   12/31/01   12/31/00
NET ASSET VALUE

Beginning of period         $  29.27  $  21.86   $  22.64   $  19.14   $  18.23

Investment activities

  Net investment
  income (loss)                 0.06      0.10       0.14       0.10       0.10

  Net realized and
  unrealized gain (loss)        2.97      7.81      (0.60)      4.05       2.69

  Total from
  investment activities         3.03      7.91      (0.46)      4.15       2.79

Distributions

  Net investment income            -     (0.09)     (0.14)     (0.17)     (0.20)

  Net realized gains               -     (0.41)     (0.18)     (0.48)     (1.68)

  Total distributions              -     (0.50)     (0.32)     (0.65)     (1.88)

NET ASSET VALUE

End of period               $  32.30  $  29.27   $  21.86   $  22.64   $  19.14
                            ----------------------------------------------------

Ratios/Supplemental Data

Total return^                10.35%     36.24%    (2.02)%     21.84%     15.77%

Ratio of total expenses
to average net assets         1.04%!     1.04%      1.06%      1.05%      0.80%!

Ratio of net investment
income (loss) to
average net assets            0.35%!     0.34%      0.64%      0.86%      1.50%!

Portfolio turnover rate        9.4%!     10.3%      12.2%      16.8%      14.4%

Net assets, end of
period (in thousands)    $  430,006 $  307,484 $  159,03   $  25,296   $  1,408

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                     Shares/$ Par              Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS & WARRANTS  92.6%

CONSUMER DISCRETIONARY   15.3%

Auto Components   1.0%

Keystone Automotive *                                 375,000             10,459

R & B *                                               400,000              7,836

Shiloh Industries *                                   250,000              3,665

Strattec Security *!                                  274,400             18,777

                                                                          40,737

Hotels, Restaurants & Leisure   3.0%

Applebee's                                            495,000             11,395

Champps Entertainment *                               400,000              3,304

Champps Entertainment, Warrants, 12/15/07 *@           93,809                  0

Orient-Express, Class A                               750,000             12,705

Rare Hospitality International *                    1,489,900             37,098

Ruby Tuesday                                        1,275,000             34,999

Steak 'N Shake *                                      800,000             14,576

Volumes Services America                            1,000,000             13,530

                                                                         127,607

Household Durables   2.1%

Chromcraft Revington *!                               650,000              8,287

CSS Industries !                                      926,300             32,458

Skyline !                                             501,600             20,390

Stanley Furniture !                                   380,000             16,002

WCI Communities *                                     550,000             12,270

                                                                          89,407

Leisure Equipment & Products   0.7%

SCP Pool                                              600,000             27,000

                                                                          27,000

Media   2.6%

Courier !                                             630,000             26,296

Fisher Companies *                                    348,362             17,533

Journal Register *                                  1,275,000             25,500

Obie Media *!                                         447,200              1,726

Regent Communications *                               107,000                663

Saga Communications *                               1,454,200             26,539

Spanish Broadcasting, Class A *                     1,075,000             10,008

                                                                         108,265

Multiline Retail   0.2%

Fred's                                                350,000              7,732

                                                                           7,732

Specialty Retail   4.8%

Aaron Rents, Class A !                                346,000             10,459

Aaron Rents, Class B !                              1,472,200             48,789

Building Materials Holdings                           600,000             11,358

Hancock Fabrics !                                   1,550,000             19,763

Haverty Furniture !                                 1,000,000             17,480

Hibbett Sporting Goods *                            1,005,750             27,507

S & K Famous Brands *!                                300,300              4,976

Stein Mart *                                        1,830,300             29,761

TBC Corporation *!                                  1,350,000             32,130

                                                                         202,223

Textiles, Apparel, & Luxury Goods   0.9%

Culp *!                                               720,100              5,602

Cutter & Buck !                                     1,000,000             10,300

Madden Steven *!                                    1,000,000             19,970

Unifi *                                             1,100,000              3,223

                                                                          39,095

Total Consumer Discretionary                                             642,066

CONSUMER STAPLES   1.4%

Beverages   0.4%

Chalone Wine Group *                                  331,000              3,558

Coca-Cola Bottling                                    204,867             11,860

                                                                          15,418

Food & Staples Retailing   0.4%

Casey's General Stores                                424,700              7,772

Wild Oats Markets *                                   825,900             11,621

                                                                          19,393

Food Products   0.1%

Monterey Pasta *!                                     835,000              3,039

                                                                           3,039

Household Products   0.2%

Oil-Dri !                                             470,000              7,849

                                                                           7,849

Tobacco   0.3%

Standard Commercial !                                 800,000             14,440

                                                                          14,440

Total Consumer Staples                                                    60,139

ENERGY   6.5%

Energy Equipment & Services   2.9%

Atwood Oceanics *                                     315,400             13,168

Carbo Ceramics                                        200,000             13,650

Compagnie Generale de Geophysique ADR *!              600,000              7,446

Hydril *                                              325,000             10,238

Lone Star Technologies *                              800,000             22,048

TETRA Technologies *!                               1,350,000             36,247

Todco *                                               600,000              9,282

W-H Energy Services *                                 431,700              8,461

                                                                         120,540

Oil & Gas   3.6%

Encore Aquisition *                                 1,150,000             32,085

Forest Oil *                                        1,000,000             27,320

Magnum Hunter Resources *                           1,008,000             10,463

Penn Virginia                                         840,000             30,332

Ultra Petroleum *                                     830,000             30,984

Whiting Petroleum *                                   850,000             21,378

                                                                         152,562

Total Energy                                                             273,102

FINANCIALS   21.5%

Capital Markets   1.3%

Allied Capital                                      1,000,000             24,420

American Capital Strategies                           490,000             13,730

Capital Southwest                                      90,000              7,113

Gladstone Capital *                                   100,000              2,015

LaBranche & Co.                                       500,000              4,210

Sanders Morris Harris Group                           175,000              2,581

                                                                          54,069

Commercial Banks   6.9%

Boston Private Financial                              400,000              9,264

CoBiz                                                 600,000              8,298

East West Bancorp                                   1,800,000             55,260

First Financial Fund                                  650,000             11,537

First Republic Bank !                                 819,400             35,300

Glacier Bancorp                                       783,250             22,064

Sandy Spring Bancorp                                  118,974              4,134

Silicon Valley Bancshares *                           738,000             29,262

Southwest Bancorp                                     300,000             13,236

Texas Regional Bancshares, Class A                  1,000,000             45,910

UCBH Holdings                                         940,000             37,149

Wintrust Financial                                    400,000             20,204

                                                                         291,618

Insurance   5.9%

Brown and Brown                                     1,149,700             49,552

Hilb Rogal and Hamilton                               100,000              3,568

Hub International                                     700,000             13,363

Markel *                                              118,000             32,745

MaxRe Capital                                         900,000             17,532

Midland                                               800,000             23,720

Ohio Casualty *                                       500,000             10,065

ProAssurance *!                                     1,540,000             52,529

Procentury *!                                         850,000              8,271

Scottish Annuity & Life                               550,000             12,787

Triad Guaranty *                                      412,300             23,996

                                                                         248,128

Real Estate   7.2%

Bedford Property Investors, REIT !                  1,000,000             29,240

EastGroup Properties, REIT                            325,000             10,943

First Potomac Realty Trust, REIT                      236,000              4,524

Gables Residential Trust, REIT                      1,000,000             33,980

Glenborough Realty Trust, REIT                        775,000             14,221

Innkeepers USA, REIT !                              2,000,000             20,620

Kilroy Realty, REIT                                 1,300,000             44,330

LaSalle Hotel Properties, REIT                        925,000             22,570

National Health Realty, REIT !                        700,000             11,844

Strategic Hotel Capital, REIT *                     1,177,500             17,309

Sun Communities, REIT !                             1,025,000             38,592

Trammell Crow *                                     1,500,000             21,150

Washington, REIT                                    1,100,000             32,318

                                                                         301,641

Thrifts & Mortgage Finance   0.2%

Net Bank                                              868,000              9,487

                                                                           9,487

Total Financials                                                         904,943

HEALTH CARE   5.2%

Biotechnology   1.7%

deCODE GENETICS *                                     710,000              6,035

Diversa *                                           1,406,100             14,244

Exelixis *                                          2,012,500             20,306

Inhibitex *!                                        1,000,000              7,250

Lexicon Genetics *                                    375,000              2,940

Myriad Genetics *                                     350,000              5,222

Progenics Pharmaceuticals *                           299,800              5,049

Sequenom *                                            500,000                730

Strategic Diagnostics *!                            1,000,000              4,200

Transkaryotic Therapies *                             500,000              7,480

                                                                          73,456

Health Care Equipment & Supplies   1.7%

Analogic                                              298,000             12,644

Arrow International                                   906,600             27,126

Atrion !                                              168,000              7,301

Matthews International, Class A                       141,800              4,671

Quidel *!                                           1,825,000             10,749

Regeneration Technologies *                           425,000              4,560

Sonic Innovations *                                 1,000,000              5,680

                                                                          72,731

Health Care Providers & Services   1.3%

Capital Senior Living *!                            1,500,000              7,215

National Healthcare                                   150,000              4,202

Owens & Minor                                       1,370,000             35,483

Radiologix *                                          650,000              2,938

SRI Surgical Express *!                               410,000              2,765

                                                                          52,603

Pharmaceuticals   0.5%

Bone Care International *                             833,000             19,509

                                                                          19,509

Total Health Care                                                        218,299

INDUSTRIALS & BUSINESS SERVICES   20.0%

Aerospace & Defense   0.2%

EDO                                                   300,000              7,236

TransTechnology *!                                    450,800              3,164

                                                                          10,400

Air Freight & Logistics   0.9%

Hub Group, Class A *                                  350,000             11,935

UTi Worldwide                                         500,000             26,345

                                                                          38,280

Airlines   0.4%

Frontier Airlines *                                 1,350,000             14,688

Midwest Express Holdings *                            200,000                834

                                                                          15,522

Building Products   0.4%

Elcor                                                 328,800              7,871

Quixote                                               350,000              7,018

                                                                          14,889

Commercial Services & Supplies   4.2%

Casella Waste Systems, Class A *!                   1,494,000             19,646

Central Parking                                       575,000             10,747

Electro Rent !                                      2,000,000             20,940

FTI Consulting *                                    1,200,000             19,800

G&K Services, Class A                                 551,000             22,145

Intergrated Water Resources *                         200,000                 38

Ionics *                                              628,800             17,764

McGrath RentCorp !                                    762,600             28,178

RemedyTemp, Class A *!                                610,000              7,472

Tetra Tech *!                                       1,000,000             16,320

Waste Connections *                                   450,000             13,347

                                                                         176,397

Construction & Engineering   0.6%

Insituform Technologies, Class A *!                 1,598,079             26,001

                                                                          26,001

Electrical Equipment   2.7%

C&D Technologies                                    1,175,000             20,950

Franklin Electric                                     813,600             30,722

Genlyte Group *                                       300,000             18,864

LSI Industries                                        500,000              5,750

Penn Engineering & Manufacturing !                    800,000             17,152

Penn Engineering & Manufacturing, Class A !           315,000              5,749

Woodward Governor                                     198,700             14,328

                                                                         113,515

Industrial Conglomerates   0.9%

Raven Industries !                                  1,048,300             37,246

                                                                          37,246

Machinery   4.3%

3D Systems *!                                       1,050,000             12,012

Badger Meter                                          151,200              6,691

BHA Group !                                           550,000             20,818

JLG Industries !                                    2,260,000             31,391

Joy Global                                            190,000              5,689

K-Tron *!                                             256,323              5,639

Lydall *!                                           1,275,000             12,457

Nordson                                               550,000             23,853

Oshkosh Truck                                         395,000             22,637

Repower Systems (EUR) !                               300,000              6,680

Thomas Industries !                                   969,800             32,197

                                                                         180,064

Marine   1.6%

International Shipholding *!                          850,062             12,666

Kirby Corporation *                                   527,800             20,531

Overseas Shipholding Group                            800,000             35,304

                                                                          68,501

Road & Rail   3.3%

Dollar Thrifty Auto Group *                         1,000,000             27,440

Genesee & Wyoming, Class A *                          650,000             15,405

Landstar Systems *                                  1,414,200             74,769

Overnite                                              240,000              7,056

Transport Corp. of America *!                         475,000              3,714

Vitran, Class A *!                                    660,000             10,857

                                                                         139,241

Trading Companies & Distributors   0.5%

Aceto                                                 750,000             13,200

Valley National Gases *!                              745,400              7,603

                                                                          20,803

Total Industrials & Business Services                                    840,859

INFORMATION TECHNOLOGY   10.4%

Communications Equipment   1.6%

Cable Design Technologies *!                        2,825,000             29,945

Comarco *!                                            585,000              4,124

Ixia *                                              1,346,800             13,253

Netsolve *!                                           675,000              6,682

Packeteer *                                           800,000             12,920

                                                                          66,924

Computers & Peripherals   0.7%

Alphasmart *!                                       1,000,000              5,630

SBS Technologies *                                    500,000              8,035

Synaptics *                                           850,000             16,278

                                                                          29,943

Electronic Equipment & Instruments   2.6%

FLIR Systems *                                        500,000             27,450

GTSI *!                                               720,000              8,244

Landauer !                                            550,000             24,563

Littelfuse *                                          375,300             15,916

Merix *                                               625,000              7,088

Methode Electronics                                   650,000              8,431

Planar Systems *                                      650,000              8,703

Richardson Electronics !                              728,000              8,066

                                                                         108,461

Internet Software & Services   0.9%

MatrixOne *                                         1,300,000              8,983

Netegrity *                                           800,000              6,768

Websense *                                            590,000             21,966

                                                                          37,717

IT Services   1.2%

Keane *                                             1,000,000             13,690

MPS Group *                                         1,865,500             22,610

Startek                                               356,000             12,745

                                                                          49,045

Semiconductor & Semiconductor Equipment   2.0%

Advanced Power Technology *!                          775,000              9,649

ATMI *                                                450,000             12,289

California Micro Devices *                            962,500             11,098

California Micro Devices, Warrants, 11/22/05 *!!@      37,500                269

Entegris *                                            500,000              5,785

Exar *                                                546,300              8,009

Helix Technology                                      600,000             12,798

Mykrolis *                                          1,275,000             22,210

                                                                          82,107

Software   1.4%

Agile Software *                                      518,400              4,536

Callidus Software *                                   100,000                520

Catapult Communications *                             550,000             12,650

Magma Design Automation *                             100,000              1,923

Moldflow *!                                           555,300              6,064

NetIQ *                                               300,000              3,960

Progress Software *                                   800,000             17,336

ScanSoft *                                            900,000              4,455

SPSS *                                                514,000              9,236

                                                                          60,680

Total Information Technology                                             434,877

MATERIALS   8.4%

Chemicals   2.2%

Airgas                                                310,000              7,412

American Vanguard !                                   630,000             21,250

Arch Chemicals                                        450,000             12,969

Hawkins Chemical                                      141,900              1,700

Lesco *!                                              455,000              6,179

MacDermid                                             261,000              8,835

Material Sciences *                                   610,000              6,496

Minerals Technologies                                  25,000              1,450

Penford !                                             825,000             14,479

Symyx Technologies *                                  481,000             11,602

                                                                          92,372

Construction Materials   1.0%

Ameron International !                                503,800             17,195

Florida Rock Industries                               644,850             27,193

                                                                          44,388

Containers & Packaging   0.7%

Chesapeake Corp.                                      550,000             14,674

Constar International *                               456,300              2,122

Myers Industries                                      425,000              5,992

Peak International *!                               1,200,000              6,000

                                                                          28,788

Metals & Mining   2.6%

Carpenter Technology                                  925,000             31,496

Centerra Gold, 144A (CAD) *                         1,100,000             12,546

Cleveland-Cliffs *                                    250,000             14,098

Gibraltar Steel                                       900,000             29,538

Meridian Gold *                                       700,000              9,079

Norddeutsche Affinerie (EUR) *                        466,636              6,417

Stillwater Mining *                                   131,800              1,978

Synalloy *!                                           400,000              4,080

                                                                         109,232

Paper & Forest Products   1.9%

Buckeye Technologies *                                900,000             10,350

Deltic Timber !                                       675,000             25,920

Potlatch                                              660,000             27,482

Wausau-Mosinee Paper                                  875,000             15,138

                                                                          78,890

Total Materials                                                          353,670

TELECOMMUNICATION SERVICES   0.3%

Diversified Telecommunication Services   0.3%

Commonwealth Telephone Enterprises *                  225,000             10,073

Hickory Technology                                    350,000              3,539

Total Telecommunication Services                                          13,612

TRUSTS & MUTUAL FUNDS   0.9%

Trusts & Mutual Funds   0.9%

Central Fund of Canada, Class A *                     750,000              3,945

iShares Russell 2000 Value                            200,000             34,460

Total Trusts & Mutual Funds                                               38,405

UTILITIES   2.7%

Electric Utilities   2.0%

Black Hills                                         1,100,000             34,650

Cleco                                               1,000,000             17,980

El Paso Electric *                                  1,000,000             15,440

Otter Tail                                            570,000             15,310

                                                                          83,380

Multi-Utilities & Unregulated Power   0.3%

Vectren                                               520,000             13,047

                                                                          13,047

Water Utilities   0.4%

Southwest Water !                                   1,150,000             14,398

Western Water *!                                      664,500                 80

                                                                          14,478

Total Utilities                                                          110,905

Total Common Stocks & Warrants (Cost  $2,374,781)                      3,890,877

PREFERRED STOCKS   0.0%

Spanish Broadcasting Systems, 10.75% *                  2,099              2,146

Total Preferred Stocks (Cost  $2,100)                                      2,146

CONVERTIBLE PREFERRED STOCKS   0.1%

3D Systems *!!!@                                      263,482              2,984

Western Water *!@                                       2,259                 18

Total Convertible Preferred Stocks (Cost  $3,581)                          3,002

CONVERTIBLE BONDS   0.3%

3D Systems, 6.00%, 11/30/13 !!!@                    4,600,000              4,932

Champps Entertainment, 5.50%, 12/1/07               4,000,000              4,190

Richardson Electronics, 7.25%, 12/15/06 !           4,675,000              4,131

Total Convertible Bonds (Cost  $12,760)                                   13,253

CORPORATE BONDS   0.3%

Black Hills, 6.50%, 5/15/13                         7,000,000              6,992

Unifi, 144A, 6.50%, 2/1/08                          4,000,000              3,080

Total Corporate Bonds (Cost  $10,355)                                     10,072

SHORT-TERM INVESTMENTS   6.7%

Money Market Fund   6.6%

T. Rowe Price Reserve Investment Fund, 1.16% #    278,848,011            278,848

                                                                         278,848

U.S. Treasury Obligations   0.1%

U.S. Treasury Bills, 1.03%, 7/15/04 ++              4,000,000              3,998

                                                                           3,998

Total Short-Term Investments (Cost  $282,846)                            282,846

Total Investments in Securities

100.0% of Net Assets (Cost $2,686,423)                              $  4,202,196
                                                                    ------------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)
                                                        Contract     Unrealized
                                         Expiration        Value     Gain (Loss)
                                         ----------     --------     -----------

Long, 270 Russell 2000 Index contracts,
$3,980 par of 1.03 % U.S. Treasury
Bills pledged as initial margin                9/04  $    79,967    $     3,525

Net payments (receipts) of
variation margin to date                                                 (3,005)

Variation margin receivable (payable)
on open futures contracts                                           $       520
                                                                    ------------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004.

!    Affiliated company-See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total value of such securities at period-end amounts to $8,185 and represents 0.2% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total value of such securities at period-end amounts to $12,546 and represents 0.3% of net assets

ADR  American Depository Receipts

CAD  Canadian dollar

EUR  Euro

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $752,870)                           $     1,160,817

  Other companies (cost $1,933,553)                                    3,041,379

Total investments in securities                                        4,202,196

Other assets                                                              15,091

Total assets                                                           4,217,287

Liabilities

Total liabilities                                                         14,344

NET ASSETS                                                       $     4,202,943
                                                                 ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                       $        10,256

Undistributed net realized gain (loss)                                    83,687

Net unrealized gain (loss)                                             1,519,298

Paid-in-capital applicable to 129,548,043 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                        2,589,702

NET ASSETS                                                       $     4,202,943
                                                                 ---------------

NET ASSET VALUE PER SHARE

Investor Class

($3,772,937,220/116,235,428 shares outstanding)                  $         32.46
                                                                 ---------------

Advisor Class

($430,005,901/13,312,615 shares outstanding)                     $         32.30
                                                                 ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Dividend                                                      $        25,795

  Interest                                                                1,442

  Total income                                                           27,237

Expenses

  Investment management                                                  12,882

  Shareholder servicing

    Investor Class                                                        3,143

    Advisor Class                                                           187

  Distribution and service (12b-1) - Advisor Class                          461

  Custody and accounting                                                    128

  Prospectus and shareholder reports

    Investor Class                                                           63

    Advisor Class                                                            28

  Registration                                                               67

  Legal and audit                                                            17

  Directors                                                                   5

  Miscellaneous                                                               3

  Total expenses                                                         16,984

  Expenses paid indirectly                                                   (3)

  Net expenses                                                           16,981

Net investment income (loss)                                             10,256

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             65,931

  Futures                                                                 2,711

  Foreign currency transactions                                            (192)

  Net realized gain (loss)                                               68,450

Change in net unrealized gain (loss)

  Securities                                                            304,327

  Futures                                                                 2,224

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                  306,550

Net realized and unrealized gain (loss)                                 375,000

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $       385,256
                                                                 ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)               $       10,256      $       13,729

  Net realized gain (loss)                           68,450              56,108

  Change in net unrealized gain (loss)              306,550             862,213

  Increase (decrease) in net
  assets from operations                            385,256             932,050

Distributions to shareholders

  Net investment income

    Investor Class                                        -             (13,224)

    Advisor Class                                         -                (904)

  Net realized gain

    Investor Class                                        -             (45,172)

    Advisor Class                                         -              (4,118)

  Decrease in net assets from distributions               -             (63,418)

Capital share transactions *

  Shares sold

    Investor Class                                  429,697             526,787

    Advisor Class                                   111,091             108,764

  Distributions reinvested

    Investor Class                                        -              55,729

    Advisor Class                                         -               4,943

  Shares redeemed

    Investor Class                                 (293,311)           (494,790)

    Advisor Class                                   (24,648)            (29,251)

  Redemption fees received

    Investor Class                                       54                 261

  Increase (decrease) in net assets
  from capital share transactions                   222,883             172,443

Net Assets

Increase (decrease) during period                   608,139           1,041,075

Beginning of period                               3,594,804           2,553,729

End of period                                $    4,202,943      $    3,594,804
                                             -----------------------------------

(Including undistributed net investment income of $10,256 at 6/30/04 and $0 at 12/31/03)

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03

*Share information

  Shares sold

    Investor Class                                   13,897              21,018

    Advisor Class                                     3,608               4,254

  Distributions reinvested

    Investor Class                                        -               1,941

    Advisor Class                                         -                 173

  Shares redeemed

    Investor Class                                   (9,530)            (20,259)

    Advisor Class                                      (802)             (1,195)

  Increase (decrease) in shares outstanding           7,173               5,932

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has two classes of shares: the Small-Cap Value Fund original share class, referred to in this report as the Investor Class, offered since June 30, 1988, and Small-Cap Value Fund--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $41,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees
A 1.0% fee is assessed on redemptions of Investor Class and Advisor Class fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $1,160,817,000, representing 27.6% of the value of the fund's investments in securities. For the six months then ended, $16,355,000 (63.3%) of dividend income, $139,000 (9.6%) of interest income, and $13,920,000 (20.3%) of net realized loss reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $378,483,000 and $169,839,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $2,686,423,000. Net unrealized gain aggregated $1,519,298,000 at period-end, of which $1,573,432,000 related to appreciated investments and $54,134,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $2,215,000.

The Advisor Class is also subject to a contractual expense limitation April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. Through April 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the six months ended June 30, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. Expenses incurred pursuant to these service agreements totaled $2,349,000 for the six months ended June 30, 2004, of which $378,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $1,603,000.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Small-Cap Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Small-Cap Value Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004